Post-Employment Benefits - Summary of Maturity Profile of Defined Benefit Liabilities (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
Disclosure of net defined benefit liability (asset) [line items]
2022	R$ 1,784
2023	1,714
2024	1,767
2025	1,713
2026	1,776
2027 to 2031	R$ 9,612
Pension plan - FIU [member]
Disclosure of net defined benefit liability (asset) [line items]
Duration	9 years 9 months 18 days
2022	R$ 1,050
2023	943
2024	984
2025	1,025
2026	1,072
2027 to 2031	R$ 5,862
Pension plan - FUNBEP [member]
Disclosure of net defined benefit liability (asset) [line items]
Duration	9 years 1 month 6 days
2022	R$ 594
2023	614
2024	634
2025	652
2026	667
2027 to 2031	R$ 3,541
Other post employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Duration	7 years 1 month 2 days
2022	R$ 140
2023	157
2024	149
2025	36
2026	37
2027 to 2031	R$ 209